                                ING USA Annuity and Life Insurance Company
                                                and its Separate Account B

                                   ING Rollover ChoiceSM Variable Annuity

Supplement dated September 24, 2007 to the Contract Prospectus dated April 30, 2007, as amended

The following information updates and amends certain information contained in your variable annuity
Contract Prospectus. Please read it carefully and keep it with your current variable annuity Contract
Prospectus for future reference.

Effective September 17, 2007, the contract is no longer available for new issue as a tax deferred annuity under Tax Code section 403(b).

X.70600-07E	September 2007